PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant And Equipment
Works in progress	Automatic switching equipment	Transmission and other equipment (i)	Infrastructure	Buildings	Other assets	Total
Cost of PP&E (gross amount)
Balance at Jan 1, 2014	4,569,682	19,476,331	45,332,907	26,991,988	3,598,183	5,201,130	105,170,221
Acquisition of investments - PT Portugal	452,844	6,004,681	4,537,199	16,357,177	2,957,154	9,693,740	40,002,795
Additions	3,029,820	63,899	997,941	308,985	92,788	271,954	4,765,387
Write-offs	(2,083)	(4,595)	(75,547)	(105,159)	(2,146)	(8,662)	(198,192)
Transfers	(4,944,777)	317,773	6,045,939	(1,711,939)	592,592	(368,441)	(68,853)
Foreign exchange differences	20,468	288,829	255,552	785,557	148,022	469,466	1,967,894
Transfers to assets held for sale	(468,545)	(6,338,824)	(4,900,950)	(17,171,247)	(2,995,379)	(10,373,620)	(42,248,565)
Balance in 2014	2,657,409	19,808,094	52,193,041	25,455,362	4,391,214	4,885,567	109,390,687
Additions	2,893,198	14,274	270,031	15,792	185,588	243,459	3,622,342
Write-offs		(4,737)	(68,650)	(521,106)	(80,208)	(15,659)	(690,360)
Transfers	(3,894,026)	70,070	1,992,540	1,502,411	(209,257)	538,262
Other			135	780		18,370	19,285
Balance in 2015	1,656,581	19,887,701	54,387,097	26,453,239	4,287,337	5,669,999	112,341,954
Accumulated depreciation
Balance at Jan 1, 2014		(17,075,110)	(34,307,252)	(21,505,346)	(2,568,768)	(3,988,687)	(79,445,163)
Acquisition of investments - PT Portugal		(5,685,512)	(3,169,003)	(11,029,655)	(1,238,292)	(7,840,705)	(28,963,167)
Depreciation expenses		(458,367)	(2,700,926)	(774,053)	(189,874)	(585,636)	(4,708,856)
Write-offs		3,521	61,653	51,428	(5,016)	7,921	119,507
Transfers		(3,027)	(2,132,253)	2,022,793	351,649	(145,499)	93,663
Foreign exchange differences		(275,108)	(168,315)	(534,544)	(63,973)	(393,646)	(1,435,586)
Transfers to assets held for sale		6,032,368	3,559,523	11,706,376	1,273,000	8,621,957	31,193,224
Balance in 2014		(17,461,235)	(38,856,573)	(20,063,001)	(2,441,274)	(4,324,295)	(83,146,378)
Depreciation expenses		(399,628)	(2,225,984)	(1,048,933)	(107,140)	(253,892)	(4,035,577)
Write-offs		3,496	66,245	519,546	63,234	14,433	666,954
Transfers		(29,376)	94,258	(5,608)	53,913	(113,187)
Other			(109)	(169)	0	(8,854)	(9,132)
Balance in 2015		(17,886,743)	(40,922,163)	(20,598,165)	(2,431,267)	(4,685,795)	(86,524,133)
Property, plant and equipment, net
Balance in 2014	2,657,409	2,346,859	13,336,468	5,392,361	1,949,940	561,272	26,244,309
Balance in 2015	1,656,581	2,000,958	13,464,934	5,855,074	1,856,070	984,204	25,817,821
Annual depreciation rate (average)		11%	10%	8%	8%	12%

(i)	Transmission and other equipment includes transmission and data communication equipment.